Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating expenses:
Net loss	$ (1,909,575)	$ (1,247,644)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,163	1,412
Interest expense related to amortization and acceleration of debt discount	0	163,784
Interest expense related to shares issued upon settlement of convertible debt	0	96,600
Change in fair value of financial instruments	86,122	(9,275)
Stock-based compensation	157,551	83,508
Issuance of common stock for services	106,850	0
Bad debts expense	15,653	28,362
Cancellation of trade liabilities and unpaid interest	(239,250)	(73,057)
Changes in operating assets and liabilities:
Accounts receivable	(10,246)	67,644
Costs and estimated earnings in excess of billings on uncompleted contracts	(25,946)	14,036
Inventory	376,150	(299,038)
Prepaid expenses and other current assets	27,778	6,222
Accounts payable and accrued expenses	158,698	88,228
Accrued compensation and related costs	(66,422)	140,310
Accrued interest, related party	1,213	0
Accrued interest	(554)	(68,521)
Related party accounts payable and accrued expenses	(47,940)	152,541
Billings in excess of costs and estimated earnings on uncompleted contracts	(1,800)	(82,278)
Deferred revenue	(221,951)	132,761
Net cash used in operating activities	(1,591,506)	(804,405)
Cash flows used in investing activities
Purchase of short-term investment	(39,110)	0
Purchase of equipment	(5,809)	(2,034)
Cash acquired from reverse merger	770	0
Net cash used in investing activities	(44,149)	(2,034)
Cash flows from financing activities:
Proceeds from convertible notes payable	0	95,000
Principal payments on convertible notes payable	0	(660,000)
Proceeds from short-term notes payable	0	41,247
Principal payments on short-term notes payable	(41,247)	(255,000)
Principal payments on related party notes payable	0	(84,224)
Proceeds from issuances of common stock	1,200,000	160,000
Purchase and retirement of common stock	0	(50,000)
Proceeds from issuance of common stock and warrants in private offering	0	2,443,550
Net cash provided by financing activities	1,158,753	1,690,573
Net increase (decrease) in cash	(476,902)	884,134
Cash and cash equivalents - beginning of year	1,038,661	154,527
Cash and cash equivalents - end of year	561,759	1,038,661
Cash paid during the year/period for:
Interest	2,520	129,033
Supplemental disclosure of non-cash financing activities:
Issuance of common stock for settlement of debt	10,000	95,000
In connection with the reverse merger dated November 4, 2011, the Company acquired the following liabilities:
Accounts payable and accrued expenses	105,834	0
Accrued interest, related party	11,006	0
Related party notes payable	$ 73,500	$ 0